Document and Entity Information	Apr. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001849894
Document Period End Date	Apr. 02, 2025
Entity Registrant Name	MSD INVESTMENT CORP.
Securities Act File Number	814-01481
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	87-4195402
Entity Address, Address Line One	550 Madison Ave, Floors 19-21
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	303-4728
Title of 12(b) Security	None
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false